Accrued Expenses - Summary of Detailed Information About of Accrued Expenses (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about accrued expenses [Abstract]
Provision for reimbursements to third-party sellers	₽ 2,751	₽ 755
Holiday provision, including payroll related taxes	2,383	1,731
Employee bonuses, including payroll related taxes	1,967	1,507
Tax provisions	1,268	239
Refund liabilities arising from right of return	523	462
Provision for legal claims	44	22
Total	₽ 8,936	₽ 4,716